Subsequent events (Details) - ILS (₪) ₪ in Thousands	1 Months Ended
	Mar. 31, 2020	Feb. 28, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			₪ 2,996,000	₪ 3,503,000
Binding MOU to purchase Golan telecom [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase of share capital		₪ 590,000
Period of completion of share capital		3 years
Escrowed Shares deposit with trustee		8,200,000
Amount to paid Golan shareholders per month		₪ 7,580
Binding MOU to purchase Golan telecom [Member] | First Installment [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount paid in cash		413,000
Binding MOU to purchase Golan telecom [Member] | Second Installment [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount paid in cash		₪ 177,000
IBC entered agreement with Israeli financial institution [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	₪ 350,000
Maturity	December 31, 2032
Additional investment	₪ 50,000